SUBSEQUENT EVENTS (Details) - Subsequent events		1 Months Ended
	Apr. 03, 2026 case	Feb. 28, 2026 lawsuit
SUBSEQUENT EVENTS
Number of lawsuits filed | lawsuit		2
Number of cases consolidated | case	2